Offerings - Offering: 1	May 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value per share
Amount Registered | shares	6,200,000
Proposed Maximum Offering Price per Unit	284.84
Maximum Aggregate Offering Price	$ 1,766,008,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 243,885.71
Offering Note	Amount Registered: In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Represents the number of additional shares of Common Stock issuable under the 2022 Stock Incentive Plan, as amended and restated. Proposed Maximum Offering Price Per Unit and Maximum Aggregate Offering Price: Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act of 1933, as amended. The price per share and aggregate offering price are calculated on the basis of the average of the high and low sale prices of the registrant's Common Stock on the Nasdaq Global Select Market on May 4, 2026.